Annual Operating Expenses {- Fidelity Women's Leadership ETF} - NF_07.31 Fidelity ESG ETFs_Combo PRO-02 - Fidelity Women's Leadership ETF - Fidelity Women's Leadership ETF	Jun. 14, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.